Note 1 - Summary of Significant Accounting Policies: Unaudited Interim Financial Information (Policies)	3 Months Ended
Sep. 30, 2012
Unaudited Interim Financial Information:
Unaudited Interim Financial Information

Unaudited Interim Financial Information

The accompanying Balance Sheet as of September 30, 2012, Statements of Operations for the three months ended September 30, 2012 and September 30, 2011, for the nine months ended September 30, 2012, for the period from February 23, 2011 (inception) to September 30, 2011, and cumulative from February 23, 2011 (Inception) to September 30, 2012, Statement of Stockholder’s (Deficit) for the cumulative period from February 23, 2011 (Inception) to September 30, 2012, and the Statements of Cash Flows for the nine months ended September 30, 2012, for the period from February 23, 2011 (inception) to September 30, 2011, and cumulative from February 23, 2011 (Inception) to September 30, 2012, are unaudited.  These unaudited interim financial statements have been prepared in accordance with accounting principles accepted in the United States of America (“GAAP”).  In the opinion of the company’s management, the unaudited interim financial statements have been prepared on the same basis as the audited financial statements and included all adjustments necessary for the fair presentation of the Company’s statement of financial position at September 30, 2012 and its results of operations and its cash flows for the period ended September 30, 2012 and cumulative from February 23, 2011 (inception) to September 30, 2012.  The results for the period ended September 30, 2012 are not necessarily indicative of the results to be expected for the fiscal year ending December 31, 2012.